Prepaid expenses and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses	$ 1,445	$ 2,140
Other receivables	2,327	1,743
Total other prepaid expenses and other receivables	$ 3,772	$ 3,883